Investment at amortized cost	12 Months Ended
Dec. 31, 2023
Investment at amortized cost
Investment at amortized cost
13.	Investment at amortized cost

	As of December 31,
	2022	2023
	$’000	$’000
Short-term investments at amortized cost	—	7,000
Long-term investments at amortized cost	—	24,849
Total	—	31,849

Short-term investment at amortized cost represent time deposits placed with banks with original maturities between three months and one year.

Long-term investment at amortized cost represent time deposits placed with banks with original maturities more than one year.